Net deferred tax position - Summary of Tax Losses Available for Carry-forward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	€ 7,644	€ 6,515	€ 6,401
Tax loss carry-forwards on asset disposals	5	€ 6	€ 1
2022
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	43
2023
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	8
2024
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	18
2025
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	56
2026
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	85
2027 and later
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	€ 7,434